Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Values of Plan Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	£ 3,461
Interest on plan assets	(69)	£ (94)	£ (87)
Interest on plan liabilities	63	81	76
Closing fair value of plan assets	3,707	3,461
Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	3,461	3,381
Exchange differences	(3)	(5)
Interest on plan assets	69	94
Return on plan assets excluding interest	305	146
Contributions by employer	8	5
Benefits paid	(133)	(140)
Other		(20)
Closing fair value of plan assets	3,707	3,461	3,381
Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(3,069)	(2,848)
Exchange differences	3	5
Current service cost	(8)	(9)
Past service cost	(1)
Administration expenses	(5)	(6)
Interest on plan liabilities	(62)	(79)
Actuarial gains/(losses) - experience	(20)	(7)
Actuarial gains/(losses) - demographic	2	19
Actuarial gains/(losses) - financial	(310)	(306)
Contributions by employee	2
Other		20
Benefits paid	133	140
Closing defined benefit obligation	(3,334)	(3,069)	(2,848)
Curtiailments	1	2
UK Group plan [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	3,341
Interest on plan assets	(66)	(89)	(82)
Interest on plan liabilities	57	73	68
Closing fair value of plan assets	3,588	3,341
UK Group plan [member] | Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	3,341	3,240
Interest on plan assets	66	89
Return on plan assets excluding interest	297	133
Contributions by employer	3	3
Benefits paid	(119)	(124)
Closing fair value of plan assets	3,588	3,341	3,240
UK Group plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(2,912)	(2,671)
Current service cost	(6)	(6)
Past service cost	(1)
Administration expenses	(5)	(6)
Interest on plan liabilities	(57)	(73)
Actuarial gains/(losses) - experience	(18)	(6)
Actuarial gains/(losses) - demographic	1	18
Actuarial gains/(losses) - financial	(299)	(294)
Benefits paid	119	124
Closing defined benefit obligation	(3,178)	(2,912)	(2,671)
Curtiailments		2
Other plans [member] | Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	120	141
Exchange differences	(3)	(5)
Interest on plan assets	3	5
Return on plan assets excluding interest	8	13
Contributions by employer	5	2
Benefits paid	(14)	(16)
Other		(20)
Closing fair value of plan assets	119	120	141
Other plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(157)	(177)
Exchange differences	3	5
Current service cost	(2)	(3)
Interest on plan liabilities	(5)	(6)
Actuarial gains/(losses) - experience	(2)	(1)
Actuarial gains/(losses) - demographic	1	1
Actuarial gains/(losses) - financial	(11)	(12)
Contributions by employee	2
Other		20
Benefits paid	14	16
Closing defined benefit obligation	(156)	£ (157)	£ (177)
Curtiailments	£ 1